UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from January 1, 2012 to January 31, 2012

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I

(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

	Delaware	51-0020270
	(State or jurisdiction of Incorporation or organization of the issuing entity)	(IRS Employer Identification Number)

c/o Discover Bank
12 Read's Way
	New Castle, Delaware	19720
	(Address of principal executive offices of the issuing entity )	(Zip Code)

(302)	323-7315
(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

No assets securitized by Discover Bank, the depositor, and held by Discover Card Master Trust I (the "Master Trust") were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from January 1, 2012 to January 31, 2012. Discover Bank filed its first Form ABS-15G on February 14, 2012. The CIK number of Discover Bank is 0000894327.

Monthly Performance Data:

Pool and performance data with respect to the receivables that comprise the assets of the Master Trust and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 2005-4, Subseries 2:

On February 15, 2012 the Registrant made available the Monthly Certificateholders' Statement for January 2012 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(a) hereto.

(B) Series 2006-2, Subseries 3:

On February 15, 2012 the Registrant made available the Monthly Certificateholders' Statement for January 2012 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(b) hereto.

(C) Series 2007-2:

On February 15, 2012 the Registrant made available the Monthly Certificateholders' Statement for January 2012 with respect to Series 2007-2, which is attached as Exhibit 99(c) hereto.

(D) Series 2007-3, Subseries 2:

On February 15, 2012 the Registrant made available the Monthly Certificateholders' Statement for January 2012 with respect to Series 2007-3, Subseries 2, which is attached as Exhibit 99(d) hereto.

Series 2007-CC Collateral Certificate:

On February 15, 2012, the Registrant made available the Monthly Certificateholders' Statement for January 2012 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of Discover Card Execution Note Trust (the "Note Issuance Trust") filed on February 15, 2012 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

PART II OTHER INFORMATION

Item 8. Other Information

Series 2009-SD Certificates. The Series 2009-SD Certificates matured on January 17, 2012. The monthly excess spread percentage for the distribution date in January 2012 was the last that reflects the impact of principal amounts reallocated from Series 2009-SD; however, the three-month rolling average excess spread percentage will continue to reflect the effects of Series 2009-SD through the March 2012 distribution date to the extent such effects were reflected in the monthly excess spread percentage for the distribution dates in December 2011 and January 2012, as applicable.

Class A(2010-E) Notes. On January 18, 2012, the Note Issuance Trust, as Issuer of the DiscoverSeries Class A(2010-E) Notes (the “Notes”), Discover Bank, as Depositor, Beneficiary, and Calculation Agent for the Note Issuance Trust, and the committed purchaser and purchaser of the Notes and their agent agreed to (i) extend the existing expected maturity date of the Notes to January 15, 2014; (ii) extend the existing expected principal payment date of the Notes to January 15, 2014 (except as otherwise may be specified with respect to an increase in the outstanding dollar principal amount of the Notes); (iii) extend the existing termination date for the note purchase commitments to November 30, 2013; (iv) extend the existing legal maturity date of the Notes to July 15, 2016; and (v) extend the existing liquidation commencement date of the Notes to December 1, 2013.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Second Amended and Restated Pooling and Servicing Agreement, dated as of June 4, 2010, as amended between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

PART II OTHER INFORMATION

Item 9.		Exhibits
Exhibit No.		Description
99	(a)	Monthly Certificateholders' Statement, related to the month ending
January 31, 2012, for Series 2005-4, Subseries 2.
99	(b)	Monthly Certificateholders' Statement, related to the month ending
January 31, 2012, for Series 2006-2, Subseries 3.
99	(c)	Monthly Certificateholders' Statement, related to the month ending
January 31, 2012, for Series 2007-2.
99	(d)	Monthly Certificateholders' Statement, related to the month ending
January 31, 2012, for Series 2007-3, Subseries 2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/s/ Michael F. Rickert
___________________________________
Michael F. Rickert
Vice President, Chief Financial Officer
and Treasurer

Date: February 15, 2012

EXHIBIT INDEX
Exhibit No.		Description

99	(a)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2012, for Series 2005-4, Subseries 2.

99	(b)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2012, for Series 2006-2, Subseries 3.

99	(c)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2012, for Series 2007-2.

99	(d)	Monthly Certificateholders' Statement, related to the
month ending January 31, 2012, for Series 2007-3, Subseries 2.